Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 14, 2020	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 10, 2022
Shareholders' Equity [Line Items]
Voting rights			one
Repurchase ordinary shares amount			$ 55,770
Repurchased aggregate ordinary shares			2,652,051
Unrecognized compensation expense			$ 6,616
Weighted average non vesting period			2 years 3 months
Weighted average fair value of options granted			$ 12.88	$ 47.06	$ 64.93
Total intrinsic value of options exercised			$ 163	$ 1,086	$ 27,181
Risk-free rate			0.40%
Volatility rate			52.00%
Dividend yield			0.00%	0.00%	0.00%
Expected term			5 years 3 months 25 days
Recognized reduction revenues			$ 13,842	$ 22,500	$ 25,423
Board of Directors [Member]
Shareholders' Equity [Line Items]
Repurchase ordinary shares amount						$ 75,000
Increase in the ordinary shares reserved for issuance				1,065,982
Ordinary shares available for future grant			2,561,000
Master Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Warrants to purchase ordinary shares	3,401,028
Exercise price	$ 59.26
Payments for purchased products and services	$ 400,000	$ 5,000
Warrants exercisable			1,787,953
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity [Line Items]
Options exercisable, description			The terms of option grants generally provide that 25% of total options are exercisable one year after the grant or vesting start date determined for each optionee and a further 6.25% is exercisable at the end of each subsequent three-month period over the following 3 years. Options are exercisable for up to 10 years from the grant date. Options that are cancelled or forfeited before expiration become available for future grants.
Weighted average fair value of options granted			$ 20.11	$ 43.65	$ 115.65
Weighted average fair value of shares vested			52.27	57.98	31.63
Weighted average fair value of forfeited			$ 33.19	$ 68.19	$ 43.84
Unrecognized compensation expenses			$ 40,513
Weighted average vesting period			2 years 7 months 2 days
Aggregate performance-based RSUs			201,472
Phantom Share Units (PSUs) [Member]
Shareholders' Equity [Line Items]
Fair value of options vested			$ 8,260